Bank Borrowings - Term Loan (Details) - Term loan	1 Months Ended
	Jun. 30, 2014	Dec. 31, 2011 HKD	Dec. 31, 2011 USD ($)
Bank Borrowings
Term	4 years	3 years
Principal amount		HKD 210,000,000	$ 26,923,000
HIBOR
Bank Borrowings
Basis spread on variable rate	1.35%	1.50%